Trade and Other Receivables (Details 1) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 81,327,991	$ 116,228,901
Financing Receivables Within Three Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	8,235,786	11,693,858
Financing Receivables From Three to Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	2,852,716	13,267,620
Financing Receivables Past Due Over Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 70,239,489	$ 91,267,423